ACQUISITION OF QUANTUM TRANSPORTATION LTD (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
SCHEDULE OF ALLOCATION ACQUISITION COST

The allocation of the acquisition cost was as follows:

U.S. dollars (in thousands)
Fair value of ordinary shares issued	1,073
Transaction costs	13
Total acquisition cost	1,086
Net identifiable assets acquired	(58)
Acquired IPR&D asset recognized as research and development expense	1,028